Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 reportablesegments	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Operating Income Allocated to Reportable Segments	$ 1,618	$ 1,714	$ 1,814
Revenue from core businesses	7,127	7,481	7,462
Property, Plant and Equipment, Net	1,564	1,670	1,697
Total assets allocated to reportable segment	3,852	4,003
Net sales
Net sales allocated to reportable segments	7,127	7,359	7,541
Segment Reporting, Sales from Divested Businesses	122	140	346
Impact of foreign currency fluctuations	0	123	(81)
Net sales	7,249	7,622	7,806
Revenue by country at actual foreign currency rates	7,127	7,481	7,462
Segment Reporting, Sales from Divested Businesses	122	141	344
Amortization expense	(395)	(421)	(513)
Operating income allocated to reportable segments	(3,868)	904	(656)
Income (loss) before income taxes	(4,107)	642	(1,063)
Depreciation	288	296	303
Goodwill	5,973	9,761	10,186
Intangible Assets, Net (Excluding Goodwill)	6,289	6,473	6,343
Other assets unallocated to segments	1,040	1,053
TOTAL ASSETS	17,154	21,290
Long-Lived Assets	13,826	17,904	18,226
Segment Reporting (Textuals) [Abstract]
Global reportable segments	3
UNITED STATES
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	1,065	1,141	1,188
Net sales
Revenue by country at actual foreign currency rates	3,756	4,010	4,215
JAPAN
Net sales
Revenue by country at actual foreign currency rates	931	951	886
IRELAND
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	252	231	219
Other countries [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	247	298	290
Net sales
Revenue by country at actual foreign currency rates	2,440	2,520	2,361
Cardiovascular [Member]
Segment Reporting Information [Line Items]
Operating Income Allocated to Reportable Segments	739	829	872
Total assets allocated to reportable segment	1,535	1,660
Depreciation allocated to reportable segments	106	116	118
Net sales
Net sales allocated to reportable segments	2,948	3,157	3,301
Total allocated to reportable segments [Member]
Segment Reporting Information [Line Items]
Depreciation allocated to reportable segments	288	294	303
Global Neuromodulation (NM) Reporting Unit [Member]
Net sales
Net sales allocated to reportable segments	367	336	305
Global Urology (Uro) Reporting Unit [Member]
Net sales
Net sales allocated to reportable segments	496	491	482
Global Electrophysiology (EP) Reporting Unit [Member]
Net sales
Net sales allocated to reportable segments	147	145	147
Global Interventional Cardiology (IC) Reporting Unit [Member]
Net sales
Net sales allocated to reportable segments	2,179	2,444	2,624
Corporate expenses and currency exchange [Member]
Net sales
Operating Income Unallocated to Segment	258	254	253
Depreciation	0	2	0
Special Charges [Member]
Net sales
Operating Income Unallocated to Segment	4,833	135	1,704
Amortization expense	395	421	513
Other expense, net	(239)	(262)	(407)
MedSurg [Member]
Segment Reporting Information [Line Items]
Operating Income Allocated to Reportable Segments	637	565	587
Total assets allocated to reportable segment	967	953
Depreciation allocated to reportable segments	74	73	78
Net sales
Net sales allocated to reportable segments	2,105	1,985	1,877
Global CRM Reporting Unit [Member]
Net sales
Net sales allocated to reportable segments	1,927	2,072	2,216
Global Endoscopy (Endo) Reporting Unit [Member]
Net sales
Net sales allocated to reportable segments	1,242	1,158	1,090
Rhythm Management [Member]
Segment Reporting Information [Line Items]
Operating Income Allocated to Reportable Segments	242	320	355
Total assets allocated to reportable segment	1,350	1,390
Depreciation allocated to reportable segments	108	105	107
Net sales
Net sales allocated to reportable segments	2,074	2,217	2,363
Global Peripheral Interventions (PI) Reporting Unit [Member]
Net sales
Net sales allocated to reportable segments	769	713	677
Interventional Cardiology [Member]
Segment Reporting Information [Line Items]
Revenue from core businesses	2,179	2,495	2,602
Cardiac Rhythm Management [Member]
Segment Reporting Information [Line Items]
Revenue from core businesses	1,908	2,087	2,180
Endoscopy [Member]
Segment Reporting Information [Line Items]
Revenue from core businesses	1,252	1,187	1,079
Peripheral Interventions [Member]
Segment Reporting Information [Line Items]
Revenue from core businesses	774	731	669
Urology / Women's Health [Member]
Segment Reporting Information [Line Items]
Revenue from core businesses	500	498	481
Neuromodulation [Member]
Segment Reporting Information [Line Items]
Revenue from core businesses	367	336	304
Electrophysiology [Member]
Segment Reporting Information [Line Items]
Revenue from core businesses	$ 147	$ 147	$ 147